Cash and cash equivalents and time deposits - Cash on hand and cash held at bank (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 JPY (¥)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		$ 82,764							$ 52,571
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	¥ 378,033	54,632						¥ 111,651	17,576
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		10,059	$ 77,960						8,231	$ 63,787
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		17,323							26,077
European dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		111		€ 106					336		€ 297
Singapore dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		345			$ 471				159			$ 217
New Taiwan dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		99				$ 3,066			113				$ 3,118
Japanese Yen
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		91					¥ 11,764		29					¥ 3,163
Others
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		133							67
Cash and Cash Equivalents and Time Deposits		$ 104							$ 50